Share-Based Compensation Expense and Associated Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 14.4	$ 15.7	$ 17.0
Income tax benefit	$ (5.2)	$ (5.4)	$ (5.7)